Commitment and Contingencies - Narrative (Q1) (Details) - Software License Agreements - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
2024	$ 5.3
2025	7.3	$ 7.1
2026	$ 7.5	$ 7.3
Agreement period	3 years	3 years